Mineral Properties, Plant and Equipment - Rollforward of Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	$ 5,675.1	$ 2,226.4
Additions	394.4	433.2
Yamana acquisition (Note 8)		5,054.4
Net smelter return royalty acquired (Note 9)	29.7	101.1
Disposals	(8.5)	(8.0)
Disposition of subsidiaries (Note 9)	(223.2)	(1,578.5)
Depreciation, property, plant and equipment	(522.4)	(486.0)
Depreciation charge captured in inventory	(41.0)	(0.2)
Impairment charges		(78.6)
Transfers	0.0	0.0
Closure and decommissioning – changes in estimate (Note 18)	21.0	11.3
Carrying value, ending	5,325.1	5,675.1
Depreciation and amortization included in mine care and maintenance	1.4	1.8
Depreciation and amortization from net realizable value adjustments	50.7
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	9,619.6
Carrying value, ending	9,496.5	9,619.6
Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(3,944.5)
Carrying value, ending	(4,171.4)	(3,944.5)
Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	998.3	393.0
Additions	83.2	71.5
Yamana acquisition (Note 8)		707.1
Net smelter return royalty acquired (Note 9)	0.0	0.0
Disposals	(6.7)	(6.5)
Disposition of subsidiaries (Note 9)	(2.5)	0.0
Depreciation, property, plant and equipment	(208.8)	(187.0)
Depreciation charge captured in inventory	0.0	0.0
Impairment charges		(46.5)
Transfers	194.4	66.7
Closure and decommissioning – changes in estimate (Note 18)	0.0	0.0
Carrying value, ending	1,057.9	998.3
Other property, plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	2,052.6
Carrying value, ending	2,192.4	2,052.6
Other property, plant and equipment | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(1,054.3)
Carrying value, ending	(1,134.5)	(1,054.3)
Depletable, Reserves and Resources | Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	2,412.5	962.7
Additions	287.5	315.5
Yamana acquisition (Note 8)		1,474.1
Net smelter return royalty acquired (Note 9)	0.0	0.0
Disposals	(1.0)	(1.4)
Disposition of subsidiaries (Note 9)	(103.7)	0.0
Depreciation, property, plant and equipment	(312.2)	(297.2)
Depreciation charge captured in inventory	(41.0)	(0.2)
Impairment charges		10.3
Transfers	(131.4)	(62.6)
Closure and decommissioning – changes in estimate (Note 18)	21.0	11.3
Carrying value, ending	2,131.7	2,412.5
Depletable, Reserves and Resources | Mining property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	4,348.5
Carrying value, ending	4,244.5	4,348.5
Depletable, Reserves and Resources | Mining property | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(1,936.0)
Carrying value, ending	(2,112.8)	(1,936.0)
Non-depletable, Reserves and Resources | Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	1,632.1	442.2
Additions	21.6	21.0
Yamana acquisition (Note 8)		2,667.8
Net smelter return royalty acquired (Note 9)	0.0	0.0
Disposals	(0.8)	0.0
Disposition of subsidiaries (Note 9)	0.0	(1,436.4)
Depreciation, property, plant and equipment	(1.4)	(1.8)
Depreciation charge captured in inventory	0.0	0.0
Impairment charges		(42.4)
Transfers	(26.3)	(18.3)
Closure and decommissioning – changes in estimate (Note 18)	0.0	0.0
Carrying value, ending	1,625.2	1,632.1
Non-depletable, Reserves and Resources | Mining property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	2,531.4
Carrying value, ending	2,496.7	2,531.4
Non-depletable, Reserves and Resources | Mining property | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(899.3)
Carrying value, ending	(871.5)	(899.3)
Non-depletable, Exploration and Evaluation | Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	632.2	428.5
Additions	2.1	25.2
Yamana acquisition (Note 8)		205.4
Net smelter return royalty acquired (Note 9)		101.1
Disposals	0.0	(0.1)
Disposition of subsidiaries (Note 9)	(117.0)	(142.1)
Depreciation, property, plant and equipment	0.0	0.0
Depreciation charge captured in inventory	0.0	0.0
Impairment charges		0.0
Transfers	(36.7)	14.2
Closure and decommissioning – changes in estimate (Note 18)	0.0	0.0
Carrying value, ending	510.3	632.2
Non-depletable, Exploration and Evaluation | Mining property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	687.1
Carrying value, ending	562.9	687.1
Non-depletable, Exploration and Evaluation | Mining property | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(54.9)
Carrying value, ending	$ (52.6)	$ (54.9)